Torrington (Details) - USD ($)		3 Months Ended
	May 24, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
Equity [Abstract]
Shares Issued During Period, Shares, Issued for Services	600,000
Shares Issued During Period, Value, Issued for Services	$ 795,000	$ 1,648,000	$ 1,135,000	$ 921,000	$ 1,157,000	$ 1,194,000	$ 130,000